Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (14.1%)
Alphabet, Inc. - Class A *	90,053	9,341
Alphabet, Inc. - Class C *	529,999	55,120
Meta Platforms, Inc. - Class A *	118,893	25,198
Netflix, Inc. *	29,996	10,363
Sea, Ltd., ADR *	53,940	4,669
Tencent Holdings, Ltd.	82,300	4,021
T-Mobile US, Inc. *	71,456	10,350
The Walt Disney Co. *	28,241	2,828

Total		121,890

Consumer Discretionary (15.4%)
Amazon.com, Inc. *	616,014	63,628
Booking Holdings, Inc. *	3,184	8,445
Chipotle Mexican Grill, Inc. *	5,473	9,349
DoorDash, Inc. *	34,134	2,170
Lululemon Athletica, Inc. *	16,148	5,881
Meituan Dianping *	8,230	150
NIKE, Inc. - Class B	66,118	8,109
Ross Stores, Inc.	95,472	10,132
Tesla, Inc. *	111,653	23,164
The TJX Cos., Inc.	24,351	1,908

Total		132,936

Consumer Staples (1.0%)
Dollar General Corp.	40,441	8,511

Total		8,511

Financials (12.7%)
Adyen NV *	234,921	3,721
Affirm Holdings, Inc. *	45,136	509
Block, Inc. *	29,169	2,002
The Charles Schwab Corp.	96,633	5,062
Chubb, Ltd.	50,117	9,732
Fiserv, Inc. *	18,147	2,051
The Goldman Sachs Group, Inc.	13,752	4,498
Marsh & McLennan Cos., Inc.	43,286	7,209
Mastercard, Inc. - Class A	74,398	27,037
Morgan Stanley	61,165	5,370
MSCI, Inc.	3,149	1,763
S&P Global, Inc.	17,875	6,163
Visa, Inc. - Class A	150,877	34,017

Total		109,134

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Health Care (14.9%)
Align Technology, Inc. *	3,873	1,294
AstraZeneca PLC, ADR	52,216	3,624
Danaher Corp.	43,887	11,061
Elevance Health, Inc.	10,699	4,920
Eli Lilly & Co.	55,604	19,096
Humana, Inc.	17,896	8,688
Intuitive Surgical, Inc. *	56,030	14,314
Stryker Corp.	27,472	7,842
Teleflex, Inc.	6,727	1,704
Thermo Fisher Scientific, Inc.	17,114	9,864
UnitedHealth Group, Inc.	79,261	37,458
Veeva Systems, Inc. - Class A *	13,158	2,418
Zoetis, Inc.	36,333	6,047

Total		128,330

Industrials (1.6%)
Cintas Corp.	4,012	1,856
General Electric Co.	51,177	4,892
Old Dominion Freight Line, Inc.	11,308	3,854
TransDigm Group, Inc.	2,856	2,105
TransUnion	12,947	805

Total		13,512

Information Technology (39.0%)
Advanced Micro Devices, Inc. *	110,752	10,855
Apple, Inc.	474,049	78,171
ASML Holding NV	21,598	14,702
Atlassian Corp. - Class A *	25,885	4,431
Bill.com Holdings, Inc. *	30,534	2,477
Confluent, Inc. - Class A *	46,611	1,122
CrowdStrike Holdings, Inc. *	11,103	1,524
Datadog, Inc. *	20,147	1,464
Fortinet, Inc. *	18,457	1,227
Intuit, Inc.	34,737	15,487
Lam Research Corp.	3,376	1,790
Marvell Technology, Inc.	80,018	3,465
Microsoft Corp.	290,699	83,808
MongoDB, Inc. *	19,124	4,458
Monolithic Power Systems, Inc.	12,719	6,366
NVIDIA Corp.	155,424	43,172
Paycom Software, Inc. *	3,415	1,038
Roper Technologies, Inc.	16,146	7,115
ServiceNow, Inc. *	48,045	22,327

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Shopify, Inc. *	102,118	4,896
Snowflake, Inc. *	12,807	1,976
Synopsys, Inc. *	31,621	12,214
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	38,883	3,617
TE Connectivity, Ltd.	14,836	1,946
Texas Instruments, Inc.	34,327	6,385

Total		336,033

Materials (1.2%)
Linde PLC	16,138	5,736
The Sherwin-Williams Co.	21,111	4,745

Total		10,481

Total Common Stocks (Cost: $670,727)		860,827

Total Investments (99.9%) (Cost: $670,727)@		860,827

Other Assets, Less Liabilities (0.1%)		1,087

Net Assets (100.0%)		861,914

Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $670,727 and the net unrealized appreciation of investments based on that cost was $190,100 which is comprised of $242,827 aggregate gross unrealized appreciation and $52,727 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$117,869	$4,021	$—
Consumer Discretionary	132,786	150	—
All Others	606,001	—	—

Total Assets:	$856,656	$4,171	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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